5. Income Taxes (Details - Income tax expense) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2017	Feb. 29, 2016	May 31, 2016	May 31, 2015
Income Tax Disclosure [Abstract]
Income tax benefit at statutory rate			$ 9,724		$ 8,175	$ 1,894
Change in valuation allowance			(9,724)		(8,175)	(1,894)
Income tax provision	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0